Related-party transactions	12 Months Ended
Dec. 31, 2017
Disclosure of related-party transactions [Abstract]
Disclosure of related-party transactions [Text block]
Table of Contents

Note 25Related-party transactions

In the normal course of business, Philips purchases and sells goods and services from/to various related parties in which Philips typically holds between 20% and 50% equity interest and has significant influence. These transactions are generally conducted with terms comparable to transactions with third parties.

From November 28, 2017, Philips lost control over Philips Lighting but still has significant influence. This has resulted in Philips Lighting becoming a non-consolidated related party which is reported in the table below for the time period November 28 to December 31, 2017. Philips and Philips Lighting have several agreements in place which impact the related party balances disclosed. There is a Transitional Service Level Agreement, based on which Philips provides Philips Lighting with services such as IT, real estate and human resources among others. Additionally, a Trademark License Agreement was signed in which Philips Lighting uses the Philips brand name.

For details of these parties in which Philips typically holds between 20% and 50% equity interest, refer to the Investments in associates section of Interests in entities. For details on the Philips ownership changes in Lighting, refer to Discontinued operations and assets classified as held for sale.

Philips Group
Related-party transactions
in millions of EUR
2015 - 2017
	2015	2016	2017
Sales of goods and services	222	207	196
Purchases of goods and services	87	81	62
Receivables from related parties	16	33	127
Payables to related parties	4	3	36

In addition to the table above, as part of its operations in the US, Philips sold non-recourse third-party receivables to PMC US amounting to EUR 151 million in 2017 (2016: EUR 139 million; 2015: EUR 129 million).

In light of the composition of the Executive Committee, the Company considers the members of the Executive Committee and the Supervisory Board to be the key management personnel as defined in IAS 24 ‘Related parties’.

For remuneration details of the Executive Committee, the Board of Management and the Supervisory Board see Information on remuneration.

For Post-employment benefit plans see Post-employment benefits.